Discontinued Operations, Disposal of Chucapaca and Assets Held for Sale - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total distribution amount		$ 1,033.7
Canteras Del Hallazgo | Chucapaca
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of stake sold	51.00%
Sibanye Gold Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total distribution amount		$ 1,033.7